Accounts payable and accrued expenses:	12 Months Ended
Dec. 31, 2023
Accounts payable and accrued expenses:
Accounts payable and accrued expenses:

Note 9 - Accounts payable and accrued expenses:

At December 31, 2022 and 2023, the balances are as follows:

		December 31,
	2022		2023
Suppliers	Ps.	307,068	Ps.	306,547
Taxes payable		574,311		664,334
Use rights of assets under concession		575,598		455,125
Accounts payable to related parties (Note 14.1)		169,696		178,294
Lease payable (Note 7.1)		23,547		22,367
Salaries payable		187,209		221,328
Sundry creditors for services provided		915,873		929,483
Accounts payable to contractors		61,202		26,811
Total	Ps.	2,814,504	Ps.	2,804,289

Since these accounts mature at a term of under one year, their fair value is considered to approximate their carrying value.